Organization and Nature of Operations (Details Narrative)	6 Months Ended
Jun. 30, 2016 USD ($) shares
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%
Limited partners capital	$ 1,000
Limited partnership units | shares	25,000,000
Maximum [Member]
Raising of capital contrbution	$ 250,000,000
Minimum [Member]
Raising of capital contrbution	$ 1,200,000
SQN AIF V GP, LLC [Member]
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%